                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        September 30, 2002


Check here if Amendment [ ]; Amendment Number:

    This Amendment (Check only one.):  [ ]  is a restatement.
                                       [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      RT Capital Management, LLC
Address:   153 East 53rd Street, 48th Floor
           New York, New York  10022


Form 13F File Number:  28-6259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Rothschild
Title:  Managing Director
Phone:  (212) 508-7050

Signature, Place, and Date of Signing:

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
     /s/ David Rothschild              New York, New York               November 14, 2002
-----------------------------          ------------------               -----------------
          [Signature]                     [City, State]                      [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

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
Number of Other Included Managers:                     0
                                               -----------

Form 13F Information Table Entry Total:               11
                                               -----------

Form 13F Information Table Value Total:          $11,847
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                                               (thousands)


List of Other Included Managers:

None
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        Form 13F INFORMATION TABLE - RT Capital Management, LLC (9/30/02)



       COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                               VOTING AUTHORITY
                           TITLE OF                 VALUE    SHS. OR PRN  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER               CLASS        CUSIP    (x$1000)    AMOUNT     PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------

Given Imaging Ltd.         Common        M52020100      456      46,000   SH                                 46,000
Mercury Interactive Corp.  Common        589405109    5,105     297,500   SH                                297,500
Multilink Technology Corp. Common        62544T208      136      67,858   SH                                 67,858
AMX Corp.                  Common        00180C105      179      78,900   SH                                 78,900
Siebel Systems Inc.        Common        826170102    1,150     200,000   SH                                200,000
Tellium Inc.               Common        87967E107      459   1,206,668   SH                              1,206,668
BEA Systems Inc.           SB NT CV      073325AD4      492     640,000   PRN                               640,000
Mercury Interactive Corp.  SB NT CV 4.75 589405AB5    2,441   3,000,000   PRN                             3,000,000
PMC-Sierra Inc. Conv.      CV NT         69344FAB2      503     750,000   PRN                               750,000
Rational Software Co.      SB NT CV      75409PAC7      477     610,000   PRN                               610,000
Siebel Systems Inc.        SB Notes      826170AC6      449     505,000   PRN                               505,000

                                                     11,847
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